Shareholder Report, Holdings (Details) - Bridges Investment Fund	Jun. 30, 2024
Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Visa, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Old Dominion Freight Line, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Manufacturing [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
Finance and Insurance [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
Information [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Retail Trade [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Administrative and Support and Waste Management and Remediation Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Transportation and Warehousing [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Wholesale Trade [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Real Estate and Rental and Leasing [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Computer and Electronic Product Manufacturing [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Publishing Industries [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Insurance Carriers and Related Activities [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Nonstore Retailers [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Administrative and Support Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Web Search Portals, Libraries, Archives, and Other Information Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Truck Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%